Net (Loss) Income Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Earnings Per Share [Text Block]
I.	Net (Loss) Income Per Share

Under the
two
-class method, for periods with net income, basic net income per share of common stock is computed by dividing the net income attributable to shares of common stock by the weighted average number of shares of common stock outstanding during the period. Net income attributable to shares of common stock is computed by subtracting from net income the portion of current period earnings that participating securities would have been entitled to receive pursuant to their dividend rights had all of the period's earnings been distributed.
No
 such adjustment to earnings is made during periods with a net loss as the holders of the participating securities have no
 obligation to fund losses. Diluted net (loss) income per share of common stock is computed under the two
-class method by using the weighted average number of shares of common stock outstanding plus the potential dilutive effects of stock options and warrants. In addition, the Company analyzes the potential dilutive effect of the outstanding convertible securities under the if-converted method when calculating diluted (loss) income per share of common stock in which it is assumed that the outstanding convertible securities convert into common stock at the beginning of the period or date of issuance, if the convertible security was issued during the period. The Company reports the more dilutive of the approaches (
two
-class or if-converted) as its diluted net (loss) income per share of common stock during the period.

Diluted net loss per share of common stock is the same as basic net loss per share of common stock for the three
and
nine
months ended
September 30, 2020
and the
three
and
nine
months ended
September 30, 2019
because the effects of potentially dilutive items were anti-dilutive for the respective periods. For the three
and
nine
months ended
September 30, 2020
, certain dilutive items were anti-dilutive for the period and are presented in the table immediately below. The following securities, presented on a common stock equivalent basis, have been excluded from the calculation of weighted average number of shares of common stock outstanding because their effect is anti-dilutive:

	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
Deerfield Convertible Note	1,275,971	1,192,918	1,275,971	1,192,918
2021 Notes*	—	31,166,835	—	31,166,835
January 2020 Note	544,599	—	544,599	—
December 2019 Notes	9,844,933	—	9,844,933	—
Awards under equity incentive plans	5,670,659	4,620,891	5,670,659	4,620,891
Common stock warrants	2,423,077	500,000	2,423,077	2,423,077
Series A Convertible Preferred Stock	—	—	—	1,112,334
Series B-1 Convertible Preferred Stock	—	—	—	831,051
Total securities excluded from the calculation of weighted average number of shares of common stock outstanding	19,759,239	37,480,644	19,759,239	41,347,106

* Inclusive of
28,439,015
shares of Common Stock issuable (i) in exchange of the Optional Exchange Principal Amount, or (ii) upon conversion of the Series B-2 Preferred Stock issuable in exchange of the Optional Exchange Principal Amount.

The items which were dilutive for the
three
and
nine
months ended
September 30, 2020
are included in the reconciliation of basic net income per share of common stock to diluted net income per share of common stock below.

Three months ended
September 30, 2019
Basic net income per share of common stock:
Net income	$3,063
Less: Net income attributable to participating securities	(348)
Net income attributable to shares of common stock	2,715
Less: Dividends declared or accumulated	—
Undistributed net income attributable to shares of common stock, basic	$2,715
Weighted average number of shares of common stock outstanding	30,127
Basic net income per share of common stock	$0.09
Diluted net income per share of common stock:
Net income	$3,063
Less: Fair value adjustment income related to Deerfield Warrant liability	(1,019)
Less: Fair value adjustment income related to embedded Warrant Put Option	(135)
Less: Fair value adjustment income related to KVK Warrant liability	—
Net income attributable to shares of common stock, diluted	$1,909
Weighted average number of shares of common stock outstanding	30,127
Dilutive effect of Deerfield Warrant	—
Dilutive effect of Series A Preferred	1,112
Dilutive effect of Series B-1 Preferred	433
Weighted average number of shares of common stock outstanding, diluted	31,672
Diluted net income per share of common stock	$0.06

O.	Net Loss Per Share

Under the
two
-class method, for periods with net income, basic net income per share of common stock is computed by dividing the net income attributable to shares of common stock by the weighted average number of shares of common stock outstanding during the period. Net income attributable to shares of common stock is computed by subtracting from net income the portion of current period earnings that participating securities would have been entitled to receive pursuant to their dividend rights had all of the period’s earnings been distributed.
No
 such adjustment to earnings is made during periods with a net loss as the holders of the participating securities have no
 obligation to fund losses. Diluted net income (loss) per share of common stock is computed under the two
-class method by using the weighted average number of shares of common stock outstanding plus the potential dilutive effects of stock options and warrants. In addition, the Company analyzes the potential dilutive effect of the outstanding convertible securities under the if-converted method when calculating diluted income (loss) per share of common stock in which it is assumed that the outstanding convertible securities convert into common stock at the beginning of the period or date of issuance, if the convertible security was issued during the period. The Company reports the more dilutive of the approaches (
two
-class or if-converted) as its diluted net income (loss) per share of common stock during the period.

The following table summarizes the computation of basic and diluted net loss and net loss per share of common stock of the Company (in thousands, except share and pe
r share amounts):

	Year Ended December 31,
	2019	2018
Net loss - basic and diluted	$(24,522)	$(56,466)
Weighted average number of shares of common stock - basic and diluted	29,654,968	17,930,023
Net loss per share - basic and diluted	$(0.83)	$(3.15)

Diluted net loss per share of common stock is the same as basic net loss per share of common stock for all periods presented because the effects of potentially dilutive items were anti-dilutive given the Company
’s net loss. The following securities, presented on a common stock equivalent basis, have been excluded from the calculation of weighted average number of shares of common stock outstanding because their effect is anti-dilutive:

	December 31,
	2019	2018
Deerfield Convertible Note	1,213,606	1,167,607
2021 Notes	175,336	4,481,182
2019 Notes*	29,625,785	-
Awards under equity incentive plans	5,192,222	3,704,755
Common stock warrants	2,423,077	2,527,763
Series A Convertible Preferred Stock	-	1,112,334
Total securities excluded from the calculation of weighted average number of shares of common stock outstanding	38,630,026	12,993,641

* Inclusive of
26,439,015
of shares of Common Stock issuable (i) in exchange of the Deerfield Optional Conversion Feature, or (ii) upon conversion of the Series B-
2
Preferred Stock issuable in exchange of the Deerfield Optional Conversion Feature.